Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Disposal of Treasury Shares [Abstract]
Disclosure of Disposal of Treasury Shares Explanatory
On January 20, 2022, the Board of Directors of the Parent Company approved the disposal of treasury shares. The disposal of treasury shares has been completed and the details are as follows:

Information of disposal
Number of treasury shares to be disposed	413,080 Common shares
Price of the treasury shares to be disposed per share (in won)	 ~~￦~~  56,300
Aggregate disposal value	 ~~￦~~  23,256 million
Disposal date	January 24, 2022
Purpose of disposal	Allotment of shares as bonus payment
Method of disposal	Over-the-counter